                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act File Number 811-9142

                         THE NAVELLIER PERFORMANCE FUNDS
                          One East Liberty, Third Floor
                                Reno Nevada 89501
                                 1-800-887-8671

                               Agent for Service:
                                SAMUEL KORNHAUSER
                         155 Jackson Street, Suite 1807
                         San Francisco, California 94111

Registrant's telephone number, including area code: (800) 887-8671

Date of Fiscal Year End:  December 31, 2004

Date of Reporting Period:  June 30, 2004

Item 1. Reports to Stockholders

       The Semi-Annual Report for the Navellier Performance Funds for the period ended June 30, 2004 follows:

                          NAVELLIER PERFORMANCE FUNDS



                       (FACE PROFILE BACKGROUND GRAPHIC)       SEMIANNUAL REPORT
                                                                   June 30, 2004



                         Aggressive Growth Portfolio
                            Mid Cap Growth Portfolio
                      Aggressive Micro Cap Portfolio            (NAVELLIER LOGO)

                                                SEMIANNUAL REPORT, June 30, 2004
                                                     NAVELLIER PERFORMANCE FUNDS
                                                   One East Liberty, Third Floor
                                                                  Reno, NV 89501
                                                                  (800) 887-8671

--------------------------------------------------------------------------------

Dear Shareholder,

      The first six months of the year have been very memorable to say the least: terrorist attacks and fear of terrorist attacks, a surging trade deficit, a declining dollar, record high gasoline prices and less than robust job growth. A lot of money remains on the sidelines waiting for the signal to step back into the equity market. In spite of the challenging economic conditions, many investors were rewarded with single digit returns. Small and mid cap stocks outperformed large cap stocks during the first six months, as represented by the Russell 2000 Index up 6.76%, the Russell Mid Cap Index up 6.67%, while the large cap Russell 1000 Index returned 3.33%.

[AGGRESSIVE GROWTH PORTFOLIO LINE GRAPH]

                          AGGRESSIVE GROWTH PORTFOLIO
                                     NPFGX

                                                    AGGRESSIVE GROWTH          RUSSELL 2000 GROWTH            RUSSELL 2000
                                                    -----------------          -------------------            ------------
12/28/95                                                10000.00                    10000.00                    10000.00
6/30/96                                                 13050.00                    11304.00                    11108.00
12/31/96                                                12250.00                    11237.00                    11726.00
6/30/97                                                 12040.00                    11825.00                    12922.00
12/31/97                                                13447.00                    12693.00                    14348.00
6/30/98                                                 14135.00                    13386.00                    15056.00
12/31/98                                                14995.00                    12849.00                    13984.00
6/30/99                                                 18152.00                    14497.00                    15281.00
12/31/99                                                21909.00                    18386.00                    16956.00
/30/00                                                  23154.00                    18612.00                    17472.00
12/31/00                                                22580.00                    14262.00                    16444.00
6/30/01                                                 20311.00                    14268.00                    17571.00
12/31/01                                                19629.00                    12947.00                    16852.00
6/30/02                                                 16956.00                    10701.00                    16060.00
12/31/02                                                12487.00                     9028.00                    13400.00
6/30/03                                                 14235.00                    10773.00                    15796.00
12/31/03                                                16385.00                    13411.00                    19733.00
3/31/04                                                 15091.00                    14159.00                    20968.00
6/30/04                                                 14478.00                    14172.00                    21067.00

                          AGGRESSIVE GROWTH PORTFOLIO

           TOTAL RETURNS                      RUSSELL
         FOR PERIODS ENDED                      2000     RUSSELL
          JUNE 30, 2004*             FUND      GROWTH     2000
  -------------------------------  --------   --------   -------
  Six Months                       (11.64)%      5.68%     6.76%
  One Year                            1.07%     31.55%    33.37%
  Annualized Five Year              (4.42)%    (0.45)%     6.63%
  Annualized Since Inception**        4.45%      4.18%     9.14%
  Value of a $10,000 investment
   over Life of Fund**              $14,478    $14,172   $21,067
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on Portfolio
    distributions or the redemption of Portfolio shares. Past
    performance is not predictive of future performance.
  **Inception December 28, 1995

 [MID CAP GROWTH PORTFOLIO LINE GRAPH]

                            MID CAP GROWTH PORTFOLIO
                                 REGULAR CLASS
                                     NPMDX

                                                     MID CAP GROWTH          RUSSELL MID CAP GROWTH        RUSSELL 2000 GROWTH
                                                     --------------          ----------------------        -------------------
11/26/96                                                10000.00                    10000.00                    10000.00
6/30/97                                                 11385.00                    10884.00                    10790.00
12/31/97                                                12965.00                    12066.00                    11582.00
6/30/98                                                 14404.00                    13498.00                    12214.00
12/31/98                                                14560.00                    14222.00                    11725.00
6/30/99                                                 21569.00                    16240.00                    13228.00
12/31/99                                                33049.00                    21516.00                    16777.00
6/30/00                                                 33771.00                    24130.00                    16983.00
12/31/00                                                34250.00                    18988.00                    13014.00
6/30/01                                                 25965.00                    16527.00                    13019.00
12/31/01                                                24954.00                    15162.00                    11814.00
6/30/02                                                 22489.00                    12175.00                     9764.00
12/31/02                                                19257.00                    11008.00                     8238.00
6/30/03                                                 22100.00                    13070.00                     9830.00
12/31/03                                                25287.00                    15709.00                    12237.00
3/31/04                                                 25787.00                    16468.00                    12920.00
6/30/04                                                 25554.00                    16641.00                    12931.00

                    MID CAP GROWTH PORTFOLIO - REGULAR CLASS

               TOTAL RETURNS                      RUSSELL    RUSSELL
             FOR PERIODS ENDED                    MID CAP      2000
              JUNE 30, 2004*             FUND      GROWTH     GROWTH
      -------------------------------  --------   --------   --------
      Six Months                          1.05%     5.94%       5.68%
      One Year                           15.63%    27.33%      31.55%
      Annualized Five Year                3.45%     0.49%     (0.45)%
      Annualized Since Inception**       13.16%     6.93%       3.44%
      Value of a $10,000 investment
       over Life of Fund**              $25,554   $16,641     $12,931
      * The total returns shown do not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Past performance is not predictive of future performance.
      **Inception November 26, 1996

      The Navellier Funds underperformed for the period; however, we strongly believe that we need to stay true to our process and not chase performance. Year to date, performance of the indexes indicates that the market was rewarding all stocks; even those stocks that did not seem to merit price increases as judged by their fundamentals. We anticipate a change as the market becomes more narrowly focused on those stocks with strong earnings. We are encouraged by the fact that our funds rallied strongly in the last two months of the period where the market was finally rewarding those stocks with strong fundamentals. Performance of the indexes can be attributed to a variety of factors that do not meet our portfolio modeling criteria. We look for companies with quality earnings that are not inflated with extraordinary items. Our system selects only those stocks with solid fundamentals. In May, the Aggressive Micro Cap Fund returned (+4.26%) and the Russell 2000 Growth returned (+1.99%); the Mid Cap Growth Fund returned (+2.64%) and the Russell Mid Cap Growth returned (+2.36%). In June, the Aggressive Micro Cap Fund returned (+3.96%) and the Russell 2000 Growth returned (+3.33%); the Mid Cap Growth Fund returned (+2.04%) and the Russell Mid Cap Growth returned (+1.59%).

[AGGRESSIVE MICRO CAP PORTFOLIO LINE GRAPH]

                         AGGRESSIVE MICRO CAP PORTFOLIO
                                     NPMCX

                                                  AGGRESSIVE MICRO CAP         RUSSELL 2000 GROWTH            RUSSELL 2000
                                                  --------------------         -------------------            ------------
3/17/97                                                 10000.00                    10000.00                    10000.00
6/30/97                                                 11432.00                    11168.00                    11146.00
12/31/97                                                13276.00                    11988.00                    12377.00
6/30/98                                                 14090.00                    12642.00                    12987.00
12/31/98                                                13289.00                    12135.00                    12062.00
6/30/99                                                 13856.00                    13691.00                    13181.00
12/31/99                                                15254.00                    17364.00                    14626.00
6/30/00                                                 23288.00                    17578.00                    15071.00
12/31/00                                                18888.00                    13470.00                    14185.00
6/30/01                                                 17246.00                    13475.00                    15156.00
12/31/01                                                16141.00                    12228.00                    14536.00
6/30/02                                                 16714.00                    10106.00                    13853.00
12/31/02                                                12480.00                     8526.00                    11559.00
6/30/03                                                 13912.00                    10175.00                    13626.00
12/31/03                                                17553.00                    12665.00                    17021.00
3/31/04                                                 18168.00                    13372.00                    18087.00
6/30/04                                                 18140.00                    13384.00                    18172.00

                         AGGRESSIVE MICRO CAP PORTFOLIO

           TOTAL RETURNS                    RUSSELL
         FOR PERIODS ENDED                    2000     RUSSELL
          JUNE 30, 2004*            FUND     GROWTH     2000
  -------------------------------  -------  --------   -------
  Six Months                         3.34%     5.68%     6.76%
  One Year                          30.39%    31.55%    33.37%
  Annualized Five Year               5.54%   (0.45)%     6.63%
  Annualized Since Inception**       8.51%     4.08%     8.53%
  Value of a $10,000 investment
   over Life of Fund**             $18,140   $13,384   $18,172
  * The total returns shown do not reflect the deduction of
    taxes that a shareholder would pay on Portfolio
    distributions or the redemption of Portfolio shares. Past
    performance is not predictive of future performance.
  **Inception March 17, 1997

Market Commentary

      As far as the stock market is concerned, perception is more important than reality. Wall Street continues to ignore the best earnings environment in over a decade. Growth-to-PE ratios are indicating that the U.S. economy is not as weak as many fear, and possibly setting the stock market up for an incredible buying opportunity. First Call analyst expectations for the S&P 500 earnings are predicting more than a 15% increase year over year for 2004. This would result in the S&P 500 finishing at just over 18 times earnings. The S&P 500 finished the quarter at just over 1,140, which is 25% below its 2000 high. Last year's investor enthusiasm for small cap stocks has slowed; we believe the valuations of large cap stocks are exceptional and the market will reward these issues as the year continues. Additionally, expenditures for capital goods, technology, engineering and construction all appear to be increasing as indicated by first quarter reports. Retail sales continued to be strong although sharply increasing gasoline prices have recently dampened consumers' spending habits.

      The market seems to have digested the anticipated increases in interest rates largely due to Federal Reserve Chairman Alan Greenspan's confidence in the U.S. economic recovery. Even after the recent increases in rates, Chairman Greenspan still seemed quite pleased that the recent up-tick in inflation, which appeared in March, fizzled by May.

      Technology stocks, as a group, are very nervous, which is why the NASDAQ is struggling at ten-month lows. Business spending is expected to decelerate substantially in 2005 due to the expiration of accelerated business depreciation. Additionally, many technology stocks are nervous due to the FASB's quest to expense stock options, although it appears that Congress will dilute the FASB's proposed rule. The stock options "in the money" for the top executives will likely have to be expensed three years after going public. This "watered down" version of option reform will still hinder many technology stocks, so investors must be careful.

      One technology stock that led the move to expense stock options, namely Microsoft, is now leading the charge to declare extraordinary dividends to enrich all their shareholders. It is estimated that Microsoft's extraordinary dividends will pump more money into the U.S. economy just like a tax cut. It is also putting pressure on other companies to declare similar dividends. Naturally, the dividend relief that was passed last year is proving to be incredibly popular. As a result, we do not believe that it will be repealed, even if John Kerry were to be elected President.

      Probably the biggest problem with the stock market is that it is summertime, when the flow of funds into the stock market becomes increasingly erratic. The $16 billion that flowed out of bond mutual funds in May did not flow back into the stock market, so obviously investors are becoming increasingly nervous. Furthermore, the increasing trend towards indexing and ETFs (Exchange Traded Funds) is causing the volume to dry up in many stocks, until the end of the month when the indices and ETFs are rebalanced.

      Overall, the stock market is setting itself up for a big surge as soon as investor sentiment improves. That could occur if the economic data improves or if there is no terrorist attack between now and the November Presidential Election. In the interim, our best defense remains a strong offense of fundamentally superior stocks.

Sincerely,


-s- Louis G. Navellier    -s- Michael J. Borgen       -s- Arjen Kuyper
LOUIS G. NAVELLIER        MICHAEL J. BORGEN           ARJEN KUYPER
Chief Investment Officer  Portfolio Manager           Chief Operating Officer

Please note: The Navellier Aggressive Growth Portfolio will be merged with the Navellier Aggressive Micro Cap Portfolio shortly, pending shareholder approval.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited)

               AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
COMMON STOCKS -- 94.5%
ADVERTISING -- 2.3%
     9,600  FindWhat.com*                  $      222,144
    17,500  Jupitermedia Corp.*                   247,800
                                           --------------
                                                  469,944
                                           --------------
APPAREL -- 3.2%
    37,000  Hartmarx Corp.*                       233,100
     9,400  Oxford Industries, Inc.               409,464
                                           --------------
                                                  642,564
                                           --------------
BANKS -- 1.5%
     6,400  Bank of the Ozarks, Inc.              149,120
    32,000  BBVA Banco Frances SA ADR*            162,880
                                           --------------
                                                  312,000
                                           --------------
CHEMICALS -- 1.3%
     8,100  American Vanguard Corp.               273,213
                                           --------------
COMMERCIAL SERVICES -- 13.8%
    15,000  Administaff, Inc.*                    249,000
     8,500  FirstService Corp.*                   212,500
     9,600  Gevity HR, Inc.                       251,424
    20,000  Greg Manning Auctions, Inc.*          306,000
    12,500  Navigant Consulting, Inc.*            268,000
    19,400  OMI Corp.                             230,860
     8,300  Omnicell, Inc.*                       121,263
     7,000  Ritchie Bros. Auctioneers,
              Inc.                                203,770
    50,000  Scientific Games Corp.*               957,000
                                           --------------
                                                2,799,817
                                           --------------
COMPUTER SOFTWARE AND SERVICES -- 6.3%
     9,650  Aspect Communications Corp.*          137,030
    57,000  AXS-One, Inc.*                        162,450
    23,000  Epicor Software Corp.*                323,150
    11,000  Pegasystems, Inc.*                     96,250
    12,500  QAD, Inc.                             132,625
   100,000  Tumbleweed Communications
              Corp.*                              426,000
                                           --------------
                                                1,277,505
                                           --------------
CONSUMER PRODUCTS AND SERVICES -- 8.4%
     8,100  Brookfield Homes Corp.                212,139
    28,000  CCA Industries, Inc.                  236,040
     4,200  Chattem, Inc.*                        121,254
     5,200  Thomas Nelson, Inc.                   118,248
     2,600  University of Phoenix Online*         227,734
    20,000  Wynn Resorts, Ltd.*                   772,600
                                           --------------
                                                1,688,015
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
ELECTRONIC EQUIPMENT -- SERVICES -- 3.2%
     6,000  Arrhythmia Research
              Technology, Inc.             $       67,860
    11,600  FARO Technologies, Inc.*              297,772
    28,200  KFx, Inc.*                            214,884
    47,000  TII Network Technologies,
              Inc.*                                71,910
                                           --------------
                                                  652,426
                                           --------------
FINANCIAL SERVICES -- 0.9%
     8,400  Cash America International,
              Inc.                                193,200
                                           --------------
FOOD/BEVERAGES -- 3.4%
    13,400  Friendly Ice Cream Corp.*             176,210
     6,700  John B. Sanfilippo & Son,
              Inc.*                               179,024
     5,000  MGP Ingredients, Inc.                 193,450
     7,300  The Boston Beer Company,
              Inc.*                               147,022
                                           --------------
                                                  695,706
                                           --------------
HEALTHCARE PRODUCTS AND SERVICES -- 7.6%
     8,000  Amedisys, Inc.*                       264,320
    11,600  Beverly Enterprises, Inc.*             99,760
     4,500  DJ Orthopedics, Inc.*                 103,500
    10,800  eResearch Technology, Inc.*           302,400
    12,700  Indevus Pharmaceuticals,
              Inc.*                                78,105
    18,000  Meridian Bioscience, Inc.             199,422
     9,200  Nu Skin Enterprises, Inc. --
              Class A                             232,944
    11,000  Psychiatric Solutions, Inc.*          274,230
                                           --------------
                                                1,554,681
                                           --------------
INTERNET SOFTWARE SERVICES -- 1.8%
     7,100  Ask Jeeves, Inc.*                     277,113
    32,500  LivePerson, Inc.*                      97,825
                                           --------------
                                                  374,938
                                           --------------
MEDICAL SPECIALTIES -- 3.6%
    12,400  Align Technology, Inc.*               235,600
    12,600  Lakeland Industries, Inc.*            303,408
     7,200  Laserscope*                           198,360
                                           --------------
                                                  737,368
                                           --------------
OIL AND GAS SERVICES -- 12.8%
    16,000  Enterra Energy Trust                  207,840
    21,000  KCS Energy, Inc.*                     279,720
    10,000  Petroleum Development Corp.*          274,200
    10,500  Plains Exploration &
              Production Company*                 192,675
    50,000  Resource America, Inc. --
              Class A                           1,180,000
    16,400  Tesoro Petroleum Corp.*               452,640
                                           --------------
                                                2,587,075
                                           --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited) (continued)

               AGGRESSIVE GROWTH PORTFOLIO
---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
PRODUCER MANUFACTURING -- 6.4%
     6,300  A.S.V., Inc.*                  $      197,253
     4,800  Armor Holdings, Inc.*                 163,200
     6,400  BEI Technologies, Inc.                181,184
    12,900  Cascade Corp.                         403,125
     7,700  Encore Wire Corp.*                    212,289
     4,000  Raven Industries, Inc.                142,120
                                           --------------
                                                1,299,171
                                           --------------
REAL ESTATE INVESTMENT TRUST -- 1.3%
    12,000  Impac Mortgage Holdings, Inc.         270,240
                                           --------------
RETAIL -- 7.2%
     4,000  Avid Technology, Inc.*                218,280
     6,700  Brookstone, Inc.*                     134,335
    14,500  Casual Male Retail Group,
              Inc.*                               105,850
    52,000  HearUSA, Inc.*                         91,000
     6,200  Netflix, Inc.*                        222,890
    10,300  Pacific Sunwear of
              California, Inc.*                   201,571
    25,800  Retail Ventures, Inc.*                199,692
    10,000  The Finish Line, Inc.*                301,700
                                           --------------
                                                1,475,318
                                           --------------
SEMICONDUCTORS -- 1.7%
    45,500  Conexant Systems, Inc*                197,015
    40,500  Oplink Communications, Inc.*           77,760
    26,500  Optical Communication
              Products, Inc.*                      64,660
                                           --------------
                                                  339,435
                                           --------------

---------------------------------------------------------
                                            Market Value
  Shares                                      (Note 1)
---------------------------------------------------------
---------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 7.8%
    11,200  Brightpoint, Inc.*             $      154,000
    16,000  Ditech Communications Corp.*          373,440
     8,000  Intervoice, Inc.*                      91,760
     7,800  NICE Systems Ltd. ADR*                186,802
   100,000  Partner Communications
              Company Ltd. ADR*                   784,000
                                           --------------
                                                1,590,002
                                           --------------
TOTAL COMMON STOCKS
  (COST $18,312,640)                           19,232,618
                                           --------------

MONEY MARKET FUNDS -- 2.1%
   437,710  FBR Fund for Government
              Investors
              (Cost $437,710)                     437,710
                                           --------------
TOTAL INVESTMENTS -- 96.6%
  (COST $18,750,350)                           19,670,328
Other Assets In Excess Of
  Liabilities -- 3.4%                             699,984
                                           --------------
NET ASSETS -- 100.0%                       $   20,370,312
                                           ==============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited) (continued)

                MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
                                           Market Value
 Shares                                      (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 99.7%
APPAREL -- 1.1%
   47,500  COACH, Inc.*                   $    2,146,525
                                          --------------
BIOTECHNOLOGY -- 1.4%
   37,000  Invitrogen Corp.*                   2,663,630
                                          --------------
CHEMICALS -- 1.5%
   65,200  Church & Dwight Co., Inc.           2,984,856
                                          --------------
COMMERCIAL SERVICES -- 2.6%
  140,600  PerkinElmer, Inc.                   2,817,624
   73,000  Robert Half International,
             Inc.                              2,173,210
                                          --------------
                                               4,990,834
                                          --------------
COMPUTER PERIPHERAL -- 4.2%
  185,000  ATI Technologies, Inc.*             3,489,100
   52,500  Zebra Technologies Corp.*           4,567,500
                                          --------------
                                               8,056,600
                                          --------------
COMPUTER SOFTWARE AND SERVICES -- 7.6%
   96,200  Adobe Systems, Inc.                 4,473,300
   86,300  Autodesk, Inc.                      3,694,503
   71,000  Red Hat, Inc.*                      1,630,870
   37,100  Symantec Corp.*                     1,624,238
  117,400  VERITAS Software Corp.*             3,251,980
                                          --------------
                                              14,674,891
                                          --------------
CONSUMER PRODUCTS AND SERVICES -- 13.8%
   38,500  Alberto-Culver Co.                  1,930,390
   73,400  Electronic Arts, Inc.*              4,003,970
   49,000  GTECH Holdings Corp.                2,269,190
   41,100  Hillenbrand Industries, Inc.        2,484,495
  121,800  International Game Technology       4,701,480
   48,700  Mandalay Resort Group               3,342,768
  192,900  Marvel Enterprises, Inc.*           3,765,408
   52,700  Station Casinos, Inc.               2,550,680
   71,600  XM Satellite Radio Holdings,
             Inc.*                             1,953,964
                                          --------------
                                              27,002,345
                                          --------------
ELECTRONICS -- 3.1%
   73,900  Arrow Electronics, Inc.*            1,981,998
  109,300  Rockwell International Corp.        4,099,843
                                          --------------
                                               6,081,841
                                          --------------
FINANCIAL SERVICES -- 3.5%
   13,600  Chicago Mercantile Exchange         1,963,432
   85,100  Hudson City Bancorp, Inc.           2,845,744
   50,700  Reinsurance Group of America,
             Inc.                              2,060,955
                                          --------------
                                               6,870,131
                                          --------------

--------------------------------------------------------
                                           Market Value
 Shares                                      (Note 1)
--------------------------------------------------------
--------------------------------------------------------
FOOD/BEVERAGES -- 6.5%
   80,000  Constellation Brands, Inc. --
             Class A*                     $    2,970,400
   43,500  Hershey Foods Corp.                 2,012,745
   83,900  McCormick & Company, Inc.           2,852,600
   60,000  The J.M. Smucker Company            2,754,600
   21,400  Whole Foods Market, Inc.            2,042,630
                                          --------------
                                              12,632,975
                                          --------------
HEALTHCARE PRODUCTS AND SERVICES -- 5.8%
   43,800  Aetna, Inc.                         3,723,000
   48,500  Coventry Health Care, Inc.*         2,371,650
   75,750  DaVita, Inc.*                       2,335,373
   84,900  Renal Care Group, Inc.*             2,812,737
                                          --------------
                                              11,242,760
                                          --------------
INFORMATION TECHNOLOGY -- 1.2%
   88,800  Cognizant Technology
             Solutions Corp.                   2,256,408
                                          --------------
MEDICAL SPECIALTIES -- 8.9%
   93,300  Biomet, Inc.                        4,146,252
   36,400  C.R. Bard, Inc.                     2,062,060
   42,600  Fisher Scientific
             International, Inc.*              2,460,150
   29,600  IDEXX Laboratories, Inc.*           1,863,024
   49,100  St. Jude Medical, Inc.*             3,714,415
   39,200  Varian Medical Systems, Inc.*       3,110,520
                                          --------------
                                              17,356,421
                                          --------------
METALS -- 1.5%
   50,400  Cameco Corp.                        2,953,944
                                          --------------
OIL AND GAS SERVICES -- 11.4%
  124,600  Canadian Natural Resources
             Ltd.                              3,725,540
  170,200  Chesapeake Energy Corp.             2,505,344
   57,865  Kerr-McGee Corp.                    3,111,401
   38,500  Smith International, Inc.*          2,146,760
   60,500  Sunoco, Inc.                        3,849,010
   66,000  Teekay Shipping Corp.               2,467,080
  145,000  XTO Energy, Inc.                    4,319,550
                                          --------------
                                              22,124,685
                                          --------------
PHARMACEUTICALS -- 1.6%
   74,400  Eon Labs, Inc.*                     3,045,192
                                          --------------
PRODUCER MANUFACTURING -- 7.7%
   58,600  Autoliv, Inc.                       2,472,920
   73,300  Energizer Holdings, Inc.*           3,298,500
  101,900  Graco, Inc.                         3,163,995
   36,400  ITT Industries, Inc.                3,021,200
   91,400  Pentair, Inc.                       3,074,696
                                          --------------
                                              15,031,311
                                          --------------
REAL ESTATE INVESTMENT TRUST -- 1.2%
   50,000  Starwood Hotels & Resorts
             Worldwide, Inc.                   2,242,500
                                          --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited) (continued)

                MID CAP GROWTH PORTFOLIO
--------------------------------------------------------
                                           Market Value
 Shares                                      (Note 1)
--------------------------------------------------------
RETAIL -- 3.4%
   75,300  Borders Group, Inc.            $    1,765,032
   51,900  Chico's FAS, Inc.*                  2,343,804
  100,000  Foot Locker, Inc.*                  2,434,000
                                          --------------
                                               6,542,836
                                          --------------
SEMICONDUCTORS -- 2.2%
  159,000  Marvell Technology Group
             Ltd.*                             4,245,300
                                          --------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 8.2%
  122,800  Avaya, Inc.*                        1,939,012
   33,700  L-3 Communications Holdings,
             Inc.                              2,251,160
  254,000  Nextel Partners, Inc.*              4,043,680
   60,000  NII Holdings, Inc. -- Class
             B*                                2,021,400
   49,000  Research In Motion Ltd.*            3,353,560
   58,600  United States Cellular Corp.*       2,259,030
                                          --------------
                                              15,867,842
                                          --------------
UTILITIES -- 1.3%
   86,300  Great Plains Energy, Inc.           2,563,110
                                          --------------
TOTAL COMMON STOCKS (COST $162,703,128)
                                             193,576,937
                                          --------------

MONEY MARKET FUNDS -- 2.5%
4,780,809  FBR Fund for Government Investors
             (Cost $4,780,809)                 4,780,809
                                          --------------
TOTAL INVESTMENTS -- 102.2%
  (COST $167,483,937)                        198,357,746
Liabilities In Excess Of Other
  Assets -- (2.2%)                            (4,248,401)
                                          --------------
NET ASSETS -- 100.0%                      $  194,109,345
                                          ==============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited) (continued)

             AGGRESSIVE MICRO CAP PORTFOLIO
--------------------------------------------------------
                                           Market Value
Shares                                       (Note 1)
--------------------------------------------------------
COMMON STOCKS -- 95.8%
ADVERTISING -- 2.4%
 10,000  Jupitermedia Corp.*              $      141,600
 12,000  ValueClick, Inc.*                       143,760
                                          --------------
                                                 285,360
                                          --------------
AEROSPACE/DEFENSE -- 0.9%
  2,600  Taser International, Inc.*              112,658
                                          --------------
APPAREL -- 2.9%
 20,000  Hartmarx Corp*                          126,000
  5,000  Oxford Industries, Inc.                 217,800
                                          --------------
                                                 343,800
                                          --------------
CHEMICALS -- 1.3%
  4,700  American Vanguard Corp.                 158,531
                                          --------------
COMMERCIAL SERVICES -- 11.4%
  6,500  Adminstaff, Inc.*                       107,900
 11,400  Digitas, Inc.*                          125,742
  5,300  FirstService Corp.*                     132,500
  5,600  Gevity HR, Inc.                         146,664
 10,500  Greg Manning Auctions, Inc.*            160,650
  7,500  Navigant Consulting, Inc.*              160,799
 10,000  OMI Corp.                               119,000
  4,800  Omnicell, Inc.*                          70,128
  4,000  Ritchie Bros. Auctioneers, Inc.         116,440
  7,800  Scientific Games Corp.*                 149,292
  4,400  Sypris Solutions, Inc.                   84,436
                                          --------------
                                               1,373,551
                                          --------------
COMPUTER SOFTWARE AND SERVICES -- 7.9%
  5,500  Aspect Communications Corp.*             78,100
  2,500  Avid Technology, Inc.*                  136,425
 29,000  AXS-One, Inc.*                           82,650
 14,000  Epicor Software Corp.*                  196,700
 17,300  Phoenix Technologies Ltd.*              120,927
  8,000  QAD, Inc.                                84,880
  5,700  Transaction Systems Architects,
           Inc. -- Class A*                      122,721
 13,000  Tyler Technologies, Inc.*               122,980
                                          --------------
                                                 945,383
                                          --------------
CONSUMER PRODUCTS AND SERVICES -- 8.1%
  4,600  Brookfield Homes Corp.                  120,474
 16,150  CCA Industries, Inc.                    136,145
  2,400  Chattem, Inc.*                           69,288
  3,700  Marine Products Corp.                    68,635
  6,600  Nevada Gold & Casinos, Inc.*             88,770
  2,100  Stanley Furniture Company                88,431
  2,800  The Toro Co.                            196,196
  3,200  Thomas Nelson, Inc.                      72,768
  1,500  University of Phoenix Online*           131,385
                                          --------------
                                                 972,092
                                          --------------

--------------------------------------------------------
                                           Market Value
Shares                                       (Note 1)
--------------------------------------------------------
--------------------------------------------------------
ELECTRONIC EQUIPMENT -- SERVICES -- 5.8%
  4,000  Arrhythmia Research Technology,
           Inc.                           $       45,240
  7,000  FARO Technologies, Inc.*                179,690
 16,000  KFX, Inc.*                              121,920
  4,250  Stratasys, Inc.*                        105,230
  8,000  Technology Research Corp.                98,720
 29,000  TII Network Technologies, Inc.*          44,370
  5,300  WESCO International, Inc.*               97,520
                                          --------------
                                                 692,690
                                          --------------
FINANCIAL SERVICES -- 1.0%
  5,000  Cash America International,
           Inc.                                  115,000
                                          --------------
FOOD, BEVERAGE, & TOBACCO -- 3.5%
  8,300  Friendly Ice Cream Corp.*               109,145
  4,000  John B. Sanfilippo & Son, Inc.*         106,880
  3,000  MGP Ingredients, Inc.                   116,070
  4,500  The Boston Beer Company, Inc.*           90,630
                                          --------------
                                                 422,725
                                          --------------
HEALTHCARE PRODUCTS AND SERVICES -- 8.4%
  5,000  Amedisys, Inc.*                         165,200
  6,600  Beverly Enterprises, Inc.*               56,760
  2,600  DJ Orthopedics, Inc.*                    59,800
  6,600  eResearch Technology, Inc.*             184,800
  7,300  Indevus Pharmaceuticals, Inc.*           44,895
  5,500  Nu Skin Enterprises, Inc. --
           Class A                               139,260
  6,600  Psychiatric Solutions, Inc.*            164,538
  6,000  USANA Health Sciences, Inc.*            186,480
                                          --------------
                                               1,001,733
                                          --------------
INTERNET SOFTWARE SERVICES -- 2.4%
  3,500  Ask Jeeves, Inc.*                       136,605
 20,000  LivePerson, Inc.*                        60,200
 10,000  SupportSoft, Inc.*                       86,800
                                          --------------
                                                 283,605
                                          --------------
MEDICAL SPECIALTIES -- 4.1%
  7,200  Align Technology, Inc.*                 136,800
  7,000  Lakeland Industries, Inc.*              168,560
  4,200  Laserscope*                             115,710
  7,600  TriPath Imaging, Inc.*                   71,516
                                          --------------
                                                 492,586
                                          --------------
OIL AND GAS SERVICES -- 9.2%
 10,000  Enterra Energy Trust                    129,900
 12,300  KCS Energy, Inc.*                       163,836
  3,200  Penn Virginia Corp.*                    115,552
  6,000  Petroleum Development Corp.*            164,520
  6,500  Plains Exploration & Production
           Company*                              119,275
  7,000  Resource America, Inc. -- Class
           A                                     165,200
  5,800  Tesoro Petroleum Corp.*                 160,080
  2,000  World Fuel Services Corp.                90,160
                                          --------------
                                               1,108,523
                                          --------------

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS
June 30, 2004 (Unaudited) (continued)

             AGGRESSIVE MICRO CAP PORTFOLIO
--------------------------------------------------------
                                           Market Value
Shares                                       (Note 1)
--------------------------------------------------------
PRODUCER MANUFACTURING -- 9.1%
  3,200  A.S.V., Inc.*                    $      100,192
  2,700  Armor Holdings, Inc.*                    91,800
  3,600  BEI Technologies, Inc.                  101,916
  7,000  Cascade Corp.                           218,750
  3,600  Encore Wire Corp.*                       99,252
  2,300  Raven Industries, Inc.                   81,719
  2,700  Shuffle Master, Inc.*                    98,037
  5,300  TransAct Technologies, Inc.*            167,586
  6,800  Ultralife Batteries, Inc.*              131,648
                                          --------------
                                               1,090,900
                                          --------------
REAL ESTATE INVESTMENT TRUST -- 1.4%
  7,300  Impac Mortgage Holdings, Inc.           164,396
                                          --------------
REGIONAL BANKS AND THRIFTS -- 2.3%
  4,000  Bank of the Ozarks, Inc.                 93,200
  5,250  Somerset Hills Bancorp*                  63,630
  4,700  Wilshire State Bank*                    115,244
                                          --------------
                                                 272,074
                                          --------------
RETAIL -- 7.8%
  4,200  Brookstone, Inc.*                        84,210
  9,000  Casual Male Retail Group, Inc.*          65,700
 27,000  HearUSA, Inc.*                           47,250
  3,700  Netflix, Inc.*                          133,015
  6,200  Pacific Sunwear of California,
           Inc.*                                 121,334
 15,800  Retail Ventures, Inc.*                  122,292
  7,600  Stein Mart, Inc.*                       123,576
  5,400  The Finish Line, Inc.*                  162,918
  6,800  Trans World Entertainment
           Corp.*                                 68,136
                                          --------------
                                                 928,431
                                          --------------
SEMICONDUCTORS AND RELATED -- 1.3%
 25,000  Oplink Communications, Inc.*             48,000
 18,200  Optical Communication Products,
           Inc.*                                  44,408
  3,800  Xicor, Inc.*                             57,494
                                          --------------
                                                 149,902
                                          --------------

--------------------------------------------------------
                                           Market Value
Shares                                       (Note 1)
--------------------------------------------------------
--------------------------------------------------------
TELECOMMUNICATIONS EQUIPMENT AND SERVICES -- 3.7%
  6,200  Brightpoint, Inc.*               $       85,250
  9,000  Ditech Communications Corp.*            210,060
  4,500  Intervoice, Inc.*                        51,615
  4,000  NICE Systems Ltd. ADR*                   95,796
                                          --------------
                                                 442,721
                                          --------------
TRANSPORTATION -- 0.9%
  4,300  SCS Transportation, Inc.*               113,477
                                          --------------
TOTAL COMMON STOCKS
  (COST $9,365,956)                           11,470,138
                                          --------------

MONEY MARKET FUNDS -- 3.9%
466,973  FBR Fund for Government
           Investors
           (Cost $466,973)                       466,973
                                          --------------
TOTAL INVESTMENTS -- 99.7%
  (COST $9,832,929)                           11,937,111
Other Assets In Excess Of
  Liabilities -- 0.3%                             34,867
                                          --------------
NET ASSETS -- 100.0%                      $   11,971,978
                                          ==============

------------------------------

* Non-income producing.

ADR -- American Depository Receipts

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2004 (Unaudited)

                                                              AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                GROWTH         GROWTH       MICRO CAP
                                                              PORTFOLIO      PORTFOLIO      PORTFOLIO
 ASSETS
   Securities at Value* (Note 1)...........................  $ 19,670,328   $198,357,746   $11,937,111
   Investment Income Receivable (Note 1)...................         5,245         73,472         3,575
   Receivable for Securities Sold (Note 1).................       274,905      1,679,658       156,450
   Receivable for Shares Sold..............................       490,364        664,729         8,235
   Receivable from Investment Advisor......................         3,280             --         6,841
   Other Assets............................................         8,827         15,361         9,213
                                                             ------------   ------------   -----------
     Total Assets..........................................    20,452,949    200,790,966    12,121,425
                                                             ------------   ------------   -----------
 LIABILITES
   Investment Advisory Fee Payable (Note 2)................            --        114,644            --
   Administrative Fee Payable (Note 2).....................         4,055         16,098         2,423
   Payable for Securities Purchased (Note 1)...............            --      5,826,798            --
   Payable for Shares Redeemed.............................        45,033        661,437       118,298
   Distribution Fees Payable (Note 3)......................           135          1,077            82
   Other Liabilities.......................................        33,414         61,567        28,644
                                                             ------------   ------------   -----------
     Total Liabilities.....................................        82,637      6,681,621       149,447
                                                             ------------   ------------   -----------
 NET ASSETS................................................  $ 20,370,312   $194,109,345   $11,971,978
                                                             ============   ============   ===========
 NET ASSETS CONSIST OF:
   Paid-in Capital applicable to:
     Regular Class.........................................  $ 44,449,322   $203,475,143   $18,646,686
     I Class...............................................            --     43,603,095            --
   Accumulated Net Investment Loss.........................      (107,615)      (687,953)      (40,676)
   Accumulated Net Realized Loss on Investments............   (24,891,373)   (83,154,749)   (8,738,214)
   Net Unrealized Appreciation of Investments..............       919,978     30,873,809     2,104,182
                                                             ------------   ------------   -----------
 NET ASSETS................................................  $ 20,370,312   $194,109,345   $11,971,978
                                                             ============   ============   ===========
   Regular Class...........................................  $ 20,370,312   $159,166,073   $11,971,978
                                                             ============   ============   ===========
   I Class.................................................  $         --   $ 34,943,272   $        --
                                                             ============   ============   ===========
 SHARES OUTSTANDING
   Regular Class...........................................     1,959,321      6,916,383       461,128
                                                             ============   ============   ===========
   I Class.................................................            --      1,492,265            --
                                                             ============   ============   ===========
 NET ASSET VALUE PER SHARE:
   Regular Class...........................................  $      10.40   $      23.01   $     25.96
                                                             ============   ============   ===========
   I Class.................................................  $         --   $      23.42   $        --
                                                             ============   ============   ===========
 ----------------------------------------------------------
 * The Cost of Securities at Value is $18,750,350, $167,483,937, and $9,832,929, respectively.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2004 (Unaudited)

                                                               AGGRESSIVE      MID CAP     AGGRESSIVE
                                                                 GROWTH        GROWTH       MICRO CAP
                                                                PORTFOLIO     PORTFOLIO     PORTFOLIO
 INVESTMENT INCOME
   Interest (Note 1).........................................  $     1,885   $    21,574   $       778
   Dividends (Note 1)........................................       56,162       569,568        56,136
                                                               -----------   -----------   -----------
     Total Investment Income.................................       58,047       591,142        56,914
                                                               -----------   -----------   -----------
 EXPENSES
   Investment Advisory Fee (Note 2)..........................       93,405       830,854        55,042
   Distribution Plan Fees -- Regular Class (Note 3)..........       27,799       214,282        16,381
   Administrative Fee (Note 2)...............................       27,799        98,910        16,381
   Transfer Agent Fees -- Regular Class......................       25,185        88,572        13,249
   Transfer Agent Fees -- I Class............................           --         2,902            --
   Accounting Fees...........................................       36,031        40,980        36,031
   Shareholder Reports and Notices...........................       11,209        40,601         7,473
   Custodian Fees............................................       10,313        30,574         7,042
   Trustees' Fees and Expenses (Note 2)......................        8,303         8,303         8,303
   Legal Expense.............................................        7,473         7,473         7,473
   Registration Fees -- Regular Class........................        5,087         2,114         4,453
   Registration Fees -- I Class..............................           --         4,369            --
   Audit Fees................................................        4,516         4,982         4,484
   Pricing Expense...........................................          747         1,344         1,136
   Other Expenses............................................        4,473         9,612         3,084
                                                               -----------   -----------   -----------
     Total Expenses..........................................      262,340     1,385,872       180,532
     Less Fees Waived and/or Expenses Reimbursed by
       Investment Adviser (Note 2)...........................      (96,678)     (106,777)      (82,942)
                                                               -----------   -----------   -----------
       Net Expenses..........................................      165,662     1,279,095        97,590
                                                               -----------   -----------   -----------
 NET INVESTMENT LOSS.........................................     (107,615)     (687,953)      (40,676)
                                                               -----------   -----------   -----------
 Net Realized Gain (Loss) on Investments.....................   (1,730,191)   10,060,114     1,531,164
 Change in Net Unrealized Appreciation/Depreciation of
   Investments...............................................   (1,061,323)   (7,322,666)   (1,091,834)
                                                               -----------   -----------   -----------
 NET GAIN (LOSS) ON INVESTMENTS..............................   (2,791,514)    2,737,448       439,330
                                                               -----------   -----------   -----------
 NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
   OPERATIONS................................................  $(2,899,129)  $ 2,049,495   $   398,654
                                                               ===========   ===========   ===========

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                   AGGRESSIVE GROWTH                MID CAP GROWTH
                                                       PORTFOLIO                       PORTFOLIO
                                               FOR THE SIX    FOR THE YEAR    FOR THE SIX    FOR THE YEAR
                                              MONTHS ENDED       ENDED       MONTHS ENDED        ENDED
                                              JUNE 30, 2004   DECEMBER 31,   JUNE 30, 2004   DECEMBER 31,
                                               (UNAUDITED)        2003        (UNAUDITED)        2003
                                              -------------   ------------   -------------   -------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss......................   $  (107,615)   $  (343,271)   $   (687,953)   $  (1,493,836)
   Net Realized Gain (Loss) on Investment
     Transactions...........................    (1,730,191)     3,531,735      10,060,114        8,986,250
   Change in Net Unrealized Appreciation/
     Depreciation of Investments............    (1,061,323)     3,081,674      (7,322,666)      37,551,193
                                               -----------    ------------   ------------    -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Operations............    (2,899,129)     6,270,138       2,049,495       45,043,607
                                               -----------    ------------   ------------    -------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares:
       Regular Class........................     2,423,902     17,788,731      21,670,152      198,490,077
       I Class..............................            --             --      17,612,820        5,408,848
   Cost of Shares Redeemed:
       Regular Class........................    (4,548,250)   (33,349,565)    (40,274,531)    (200,166,501)
       I Class..............................            --             --      (2,708,576)      (3,031,344)
                                               -----------    ------------   ------------    -------------
     Net Increase (Decrease) in Net Assets
       Resulting from Share Transactions....    (2,124,348)   (15,560,834)     (3,700,135)         701,080
                                               -----------    ------------   ------------    -------------
     TOTAL INCREASE (DECREASE) IN NET
       ASSETS...............................    (5,023,477)    (9,290,696)     (1,650,640)      45,744,687
 NET ASSETS -- Beginning of Period..........    25,393,789     34,684,485     195,759,985      150,015,298
                                               -----------    ------------   ------------    -------------
 NET ASSETS -- End of Period................   $20,370,312    $25,393,789    $194,109,345    $ 195,759,985
                                               ===========    ============   ============    =============
 ACCUMULATED NET INVESTMENT LOSS............   $   107,615    $        --    $    687,953    $          --
 SHARES
   Sold:
       Regular Class........................       228,876      1,860,012         943,545       10,996,381
       I Class..............................            --             --         757,622          263,048
   Redeemed:
       Regular Class........................      (426,363)    (3,571,585)     (1,760,778)     (11,152,511)
       I Class..............................            --             --        (116,432)        (162,695)
                                               -----------    ------------   ------------    -------------
     Net Decrease in Shares.................      (197,487)    (1,711,573)       (176,043)         (55,777)
                                               ===========    ============   ============    =============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS

                                                                   AGGRESSIVE MICRO CAP
                                                                        PORTFOLIO
                                                                FOR THE SIX    FOR THE YEAR
                                                               MONTHS ENDED       ENDED
                                                               JUNE 30, 2004   DECEMBER 31,
                                                                (UNAUDITED)        2003
                                                               -------------   ------------
 FROM INVESTMENT ACTIVITIES
   Net Investment Loss.......................................   $   (40,676)   $   (125,917)
   Net Realized Gain on Investment Transactions..............     1,531,164       1,700,990
   Change in Net Unrealized Appreciation/Depreciation of
     Investments.............................................    (1,091,834)      2,646,944
                                                                -----------    ------------
     Net Increase in Net Assets Resulting from Operations....       398,654       4,222,017
                                                                -----------    ------------
 FROM SHARE TRANSACTIONS
   Net Proceeds from Sales of Shares.........................     3,219,551      16,089,765
   Cost of Shares Redeemed...................................    (5,669,368)    (15,769,823)
                                                                -----------    ------------
     Net Increase (Decrease) in Net Assets Resulting from
       Share Transactions....................................    (2,449,817)        319,942
                                                                -----------    ------------
     TOTAL INCREASE (DECREASE) IN NET ASSETS.................    (2,051,163)      4,541,959
 NET ASSETS -- Beginning of Period...........................    14,023,141       9,481,182
                                                                -----------    ------------
 NET ASSETS -- End of Period.................................   $11,971,978    $ 14,023,141
                                                                ===========    ============
 ACCUMULATED NET INVESTMENT LOSS.............................   $    40,676    $         --
 SHARES
   Sold......................................................       126,577         819,330
   Redeemed..................................................      (223,716)       (791,919)
                                                                -----------    ------------
     Net Increase (Decrease) in Shares.......................       (97,139)         27,411
                                                                ===========    ============

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                  AGGRESSIVE GROWTH
                                                                      PORTFOLIO
                                           FOR THE SIX
                                          MONTHS ENDED            FOR THE YEARS ENDED DECEMBER 31,
                                          JUNE 30, 2004   -------------------------------------------------
                                           (UNAUDITED)     2003      2002       2001       2000      1999
                                          -------------   -------   -------    -------    -------   -------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.............................      $11.77        $8.97    $14.10     $16.22     $19.01    $14.82
                                             -------      -------   -------    -------    -------   -------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss................       (0.05)       (0.16)    (0.15)     (0.05)     (0.19)    (0.16)
     Net Realized and Unrealized Gain
       (Loss) on Investments............       (1.32)        2.96     (4.98)     (2.07)      0.59      6.95
                                             -------      -------   -------    -------    -------   -------
   Total from Investment Operations.....       (1.37)        2.80     (5.13)     (2.12)      0.40      6.79
                                             -------      -------   -------    -------    -------   -------
 Distributions to Shareholders:
   From Net Realized Gain...............          --           --        --         --      (3.19)    (2.60)
                                             -------      -------   -------    -------    -------   -------
   Net Increase (Decrease) in Net Asset
     Value..............................       (1.37)        2.80     (5.13)     (2.12)     (2.79)     4.19
                                             -------      -------   -------    -------    -------   -------
   Net Asset Value -- End of Period.....      $10.40       $11.77     $8.97     $14.10     $16.22    $19.01
                                             =======      =======   =======    =======    =======   =======
 TOTAL INVESTMENT RETURN................      (11.64)%(A)   31.22%   (36.38)%   (13.07)%     3.06%    46.11%
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement.........        1.49%(B)     1.49%     1.49%      1.49%      1.49%     1.49%
   Expenses Before Reimbursement........        2.36%(B)     2.00%     1.69%      1.65%      1.63%     1.68%
   Net Investment Loss After
     Reimbursement......................       (0.97)%(B)   (1.24)%   (1.02)%    (0.35)%    (1.11)%   (1.00)%
   Net Investment Loss Before
     Reimbursement......................       (1.84)%(B)   (1.75)%   (1.22)%    (0.51)%    (1.26)%   (1.20)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..............         549%(B)      584%      517%       535%       376%      702%
   Net Assets at End of Period
     (in thousands).....................     $20,370      $25,394   $34,684    $73,256    $87,145   $90,028
   Number of Shares Outstanding at End
     of Period (in thousands)...........       1,959        2,157     3,868      5,197      5,372     4,736
 ---------------------------------------

 (A) Total returns for periods of less than one Period are not annualized.
 (B) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                 MID CAP GROWTH
                                                                   PORTFOLIO
                                                                 REGULAR CLASS
                                     ----------------------------------------------------------------------
                                      FOR THE SIX
                                     MONTHS ENDED               FOR THE YEARS ENDED DECEMBER 31,
                                     JUNE 30, 2004   ------------------------------------------------------
                                      (UNAUDITED)      2003       2002        2001        2000       1999
                                     -------------   --------   --------    --------    --------   --------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period........................      $22.77        $17.34     $22.47      $30.84      $30.20     $13.65
                                       --------      --------   --------    --------    --------   --------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss...........       (0.09)        (0.18)     (0.16)      (0.05)      (0.25)     (0.08)
     Net Realized and Unrealized
       Gain (Loss) on
       Investments.................        0.33          5.61      (4.97)      (8.32)       1.32(A)    17.40
                                       --------      --------   --------    --------    --------   --------
   Total from Investment
     Operations....................        0.24          5.43      (5.13)      (8.37)       1.07      17.32
                                       --------      --------   --------    --------    --------   --------
 Distributions to Shareholders:
   From Net Realized Gain..........          --            --         --          --       (0.43)     (0.77)
                                       --------      --------   --------    --------    --------   --------
   Net Increase (Decrease) in Net
     Asset Value...................        0.24          5.43      (5.13)      (8.37)       0.64      16.55
                                       --------      --------   --------    --------    --------   --------
   Net Asset Value -- End of
     Period........................      $23.01        $22.77     $17.34      $22.47      $30.84     $30.20
                                       ========      ========   ========    ========    ========   ========
 TOTAL INVESTMENT RETURN...........        1.05%(B)     31.31%    (22.83)%    (27.14)%      3.63%    126.97%
 RATIOS TO AVERAGE NET ASSETS:
   (NOTE 2)
   Expenses After Reimbursement....        1.34%(C)      1.34%      1.34%       1.34%       1.34%      1.49%
   Expenses Before Reimbursement...        1.44%(C)      1.50%      1.49%       1.50%       1.41%      1.69%
   Net Investment Loss After
     Reimbursement.................       (0.74)%(C)    (0.91)%    (0.80)%     (0.19)%     (0.87)%    (1.00)%
   Net Investment Loss Before
     Reimbursement.................       (0.84)%(C)    (1.07)%    (0.95)%     (0.35)%     (0.94)%    (1.23)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate.........         117%(C)       131%       170%        261%        196%       208%
   Net Assets at End of Period (in
     thousands)....................    $159,166      $176,079   $136,836    $165,561    $261,040   $137,108
   Number of Shares Outstanding at
     End of Period (in
     thousands)....................       6,916         7,734      7,890       7,370       8,463      4,540
 ----------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the Period because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one Period are not annualized.
 (C) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                MID CAP GROWTH
                                                                  PORTFOLIO
                                          ----------------------------------------------------------
                                                                   I CLASS
                                          ----------------------------------------------------------
                                           FOR THE SIX        FOR THE YEARS ENDED         FOR THE
                                          MONTHS ENDED           DECEMBER 31,           PERIOD ENDED
                                          JUNE 30, 2004   ---------------------------   DECEMBER 31,
                                           (UNAUDITED)     2003      2002      2001        2000*
                                          -------------   -------   -------   -------   ------------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period.............................      $23.13       $17.56    $22.65    $30.95      $31.31
                                             -------      -------   -------   -------     -------
   Income (Loss) from Investment
     Operations:
     Net Investment Income (Loss).......       (0.03)       (0.10)    (0.09)     0.05       (0.08)
     Net Realized and Unrealized Gain
       (Loss) on Investments............        0.32         5.67     (5.00)    (8.35)       0.15(A)
                                             -------      -------   -------   -------     -------
   Total from Investment Operations.....        0.29         5.57     (5.09)    (8.30)       0.07
                                             -------      -------   -------   -------     -------
 Distributions to Shareholders:
   From Net Realized Gain...............          --                     --        --       (0.43)
                                             -------      -------   -------   -------     -------
   Net Increase (Decrease) in Net Asset
     Value..............................        0.29         5.57     (5.09)    (8.30)      (0.36)
                                             -------      -------   -------   -------     -------
   Net Asset Value -- End of Period.....      $23.42       $23.13    $17.56    $22.65      $30.95
                                             =======      =======   =======   =======     =======
 TOTAL INVESTMENT RETURN................        1.25%(B)    31.72%   (22.47)%  (26.82)%      0.31%(B)
 RATIOS TO AVERAGE NET ASSETS: (NOTE 2)
   Expenses After Reimbursement.........        0.99%(C)     0.99%     0.99%     0.99%       0.99%(C)
   Expenses Before Reimbursement........        1.15%(C)     1.15%     1.14%     1.15%       1.06%(C)
   Net Investment Loss After
     Reimbursement......................       (0.38)%(C)   (0.56)%   (0.46)%    0.16%      (0.47)%(C)
   Net Investment Loss Before
     Reimbursement......................       (0.54)%(C)   (0.72)%   (0.61)%    0.00%**     (0.54)%(C)
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate..............         117%(C)      131%      170%      261%        196%
   Net Assets at End of Period (in
     thousands).........................     $34,943      $19,681   $13,179   $14,160     $24,947
   Number of Shares Outstanding at End
     of Period (in thousands)...........       1,492          851       751       625         806
 ---------------------------------------

  (A) The per share amount does not coincide with the net realized and unrealized loss for the Period because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
  (B) Total returns for periods of less than one Period are not annualized.
  (C) Annualized

  * From Commencement of Operations February 2, 2000.

 ** The net investment income ratio is less than 0.01%.

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                            AGGRESSIVE MICRO CAP
                                                                  PORTFOLIO
                                        -------------------------------------------------------------
                                         FOR THE SIX
                                        MONTHS ENDED          FOR THE YEARS ENDED DECEMBER 31,
                                        JUNE 30, 2004   ---------------------------------------------
                                         (UNAUDITED)     2003      2002     2001      2000      1999
                                        -------------   -------   ------   -------   -------   ------
 PER SHARE OPERATING PERFORMANCE:
   Net Asset Value -- Beginning of
     Period...........................      $25.12       $17.86   $23.10    $27.03    $22.35   $20.42
                                           -------      -------   ------   -------   -------   ------
   Income (Loss) from Investment
     Operations:
     Net Investment Loss..............       (0.09)       (0.23)   (0.28)    (0.18)    (0.14)   (0.28)
     Net Realized and Unrealized Gain
       (Loss) on Investments..........        0.93         7.49    (4.96)    (3.75)     5.43(A)   3.27
                                           -------      -------   ------   -------   -------   ------
   Total from Investment Operations...        0.84         7.26    (5.24)    (3.93)     5.29     2.99
                                           -------      -------   ------   -------   -------   ------
 Distributions to Shareholders:
   From Net Realized Gain.............          --           --       --        --     (0.61)   (1.06)
                                           -------      -------   ------   -------   -------   ------
   Net Increase (Decrease) in Net
     Asset Value......................        0.84         7.26    (5.24)    (3.93)     4.68     1.93
                                           -------      -------   ------   -------   -------   ------
   Net Asset Value -- End of Period...      $25.96       $25.12   $17.86    $23.10    $27.03   $22.35
                                           =======      =======   ======   =======   =======   ======
 TOTAL INVESTMENT RETURN..............        3.34%(B)    40.65%  (22.68)%  (14.54)%   23.82%   14.79%
 RATIOS TO AVERAGE NET ASSETS: (NOTE
   2)
   Expenses After Reimbursement.......        1.49%(C)     1.49%    1.49%     1.49%     1.48%    1.49%
   Expenses Before Reimbursement......        2.76%(C)     2.50%    2.23%     2.08%     1.84%    2.68%
   Net Investment Loss After
     Reimbursement....................       (0.62)%(C)   (1.01)%  (1.20)%   (0.72)%   (0.85)%  (1.06)%
   Net Investment Loss Before
     Reimbursement....................       (1.89)%(C)   (2.02)%  (1.94)%   (1.31)%   (1.21)%  (2.24)%
 SUPPLEMENTARY DATA:
   Portfolio Turnover Rate............         121%(C)      224%     167%      203%      269%     190%
   Net Assets at End of Period (in
     thousands).......................     $11,972      $14,023   $9,481   $16,543   $29,191   $5,869
   Number of Shares Outstanding at End
     of Period (in thousands).........         461          558      531       716     1,080      263
 -------------------------------------

 (A) The per share amount does not coincide with the net realized and unrealized loss for the Period because of the timing of sales and redemptions of Fund shares and the amount of per share realized and unrealized gain and loss at such time.
 (B) Total returns for periods of less than one Period are not annualized.
 (C) Annualized

                       See Notes to Financial Statements.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
June 30, 2004 (Unaudited)

1. Significant Accounting Policies

     The Navellier Performance Funds (the "Fund") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, (the "Act") as an open-end investment company which offers its shares in a series of no-load non-diversified and diversified portfolios. The Fund's objective is to achieve long-term capital growth. The Fund is authorized to issue an unlimited number of shares of capital stock with no stated par value. The Fund currently consists of three separate portfolios, each with its own investment objectives and policies: the Aggressive Growth Portfolio, a non-diversified open-end management company portfolio, the Mid Cap Growth Portfolio, a diversified open-end management company portfolio, and the Aggressive Micro Cap Portfolio, a diversified open-end management company portfolio.

     The Mid Cap Growth Portfolio consists of two share classes: Regular Class shares offered since November 26, 1996, and I Class shares offered since December 28, 1999. Income and expenses of the Portfolio are allocated proportionately to the two classes of shares based on daily net assets, except for Rule 12b-1 distribution fees, which are charged only to Regular Class, and other class specific transfer agent fees, which accrue at different rates.

     The following is a summary of significant accounting policies which the Fund follows:

        (a) Listed securities are valued at the last sales price of the New York Stock Exchange and other major exchanges. Over-the-Counter securities are valued at the last sales price. If market quotations are not readily available, the Board of Trustees will value the Fund's securities in good faith. The Trustees will periodically review this method of valuation and recommend changes which may be necessary to assure that the Fund's instruments are valued at fair value. Debt securities with maturities of 60 days or less are valued at amortized cost.

        (b) Security transactions are recorded on the trade date (the date the order to buy or sell is executed). Interest income is accrued on a daily basis. Dividend income is recorded on the ex-dividend date. Realized gain and loss from securities transactions are computed on an identified cost basis.

        (c) Dividends from net investment income, if any, are declared and paid annually. Dividends are reinvested in additional shares unless shareholders request payment in cash. Net capital gains, if any, are distributed annually. Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on ex-dividend date.

        (d) The preparation of financial statements in conformity with generally accepted accounting principles in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates

     Investment advisory services are provided by Navellier Management, Inc. (the "Adviser"). Effective May 1, 1998, under an agreement with the Adviser, the Fund pays a fee at the annual rate of 0.84% of the daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio. The Adviser receives an annual fee equal to 0.25% of average daily net assets of the Aggressive Growth and the Aggressive Micro Cap Portfolios, and 0.10% of the average daily net assets of the Mid Cap Growth Portfolio in connection with the rendering of services under the administrative services agreement and is reimbursed by the Fund for operating expenses incurred on behalf of the Fund. An officer and trustee of the Fund is also an officer and director of the Adviser.

     The Adviser has agreed to limit the total normal expenses of each Portfolio to 1.49% of average annual net assets, except for the Mid Cap Growth
Portfolio -- Regular Class and the Mid Cap Growth Portfolio -- I Class which are limited to 1.34% and 0.99%, respectively. In order to maintain the expense limitation, the Adviser paid certain operating expenses on a net basis of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio and the Aggressive Micro Cap Portfolio totaling $96,678, $106,777, and $82,942, respectively.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     Navellier Securities Corp. (the "Distributor") acts as the Fund's Distributor and is registered as a broker-dealer under the Securities and Exchange Act of 1934. The Distributor, which is the principal underwriter of the Fund's shares, renders its services to the Fund pursuant to a distribution agreement. An officer and trustee of the Fund is also an officer and director of the Distributor.

3. Distribution Plan

     The Fund has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Act, whereby it reimburses the Distributor or others in an amount not to exceed 0.25% per annum of the average daily net assets of the Aggressive Growth Portfolio, the Mid Cap Growth Portfolio (Regular Class shares only), and the Aggressive Micro Cap Portfolio, for expenses incurred in the promotion and distribution of shares of the Fund. These expenses include, but are not limited to, the printing of prospectuses, statements of additional information, and reports used for sales purposes, expenses of preparation of sales literature and related expenses (including Distributor personnel), advertisements and other distribution-related expenses, including a prorated portion of the Distributor's overhead expenses attributable to the distribution of shares. Such payments are made monthly. The 12b-1 fee includes, in addition to promotional activities, the amount the Fund may pay to the Distributor or others as a service fee to reimburse such parties for personal services provided to shareholders of the Fund and/or the maintenance of shareholder accounts. Such Rule 12b-1 fees are made pursuant to the Plan and distribution agreements entered into between such service providers and the Distributor or the Fund directly.

4. Securities Transactions

     For the six months ended June 30, 2004, purchases and sales (including maturities) of securities (excluding short-term securities) were as follows:

                                                                  AGGRESSIVE      MID CAP      AGGRESSIVE
                                                                    GROWTH         GROWTH       MICRO CAP
                                                                   PORTFOLIO     PORTFOLIO      PORTFOLIO
                                                                  -----------   ------------   -----------
      Purchases.................................................  $58,892,701   $112,374,316   $ 7,612,428
      Sales.....................................................  $61,274,108   $110,431,853   $10,157,053

5. Federal Income Tax

     The Fund intends to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and will distribute all net investment income and capital gains to its shareholders. Therefore, no Federal income tax provision is required.

     The Funds paid no distributions for the years ended December 31, 2003 and 2002.

     The following information is computed on a tax basis for each item for the year ended December 31, 2003:

                                                                 AGGRESSIVE      MID CAP       AGGRESSIVE
                                                                   GROWTH         GROWTH       MICRO CAP
                                                                ------------   ------------   ------------
      Gross Unrealized Appreciation...........................  $  2,405,565   $ 39,146,751   $  3,604,345
      Gross Unrealized Depreciation...........................      (585,171)    (1,480,706)      (506,458)
                                                                ------------   ------------   ------------
      Net Unrealized Appreciation.............................     1,820,394     37,666,045      3,097,887
      Capital Loss Carryforward...............................   (22,570,232)   (92,684,433)   (10,171,249)
      Post-October Losses*....................................      (430,043)            --             --
                                                                ------------   ------------   ------------
      Total Accumulated Earnings..............................  $(21,179,881)  $(55,018,388)  $ (7,073,362)
                                                                ============   ============   ============
      Federal Income Tax Cost*................................  $ 23,077,322   $161,312,337   $ 10,961,808
                                                                ============   ============   ============

* The difference between the federal income tax cost of portfolio investments and the acquisition cost is due to certain timing differences in the recognition of capital losses under income tax regulations and accounting principles generally accepted in the United States. Post-October losses may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

                                                 THE NAVELLIER PERFORMANCE FUNDS
--------------------------------------------------------------------------------

     As of December 31, 2003, the Funds have the following capital loss carryforwards:

                                                                               EXPIRATION
                                                                   AMOUNT         DATE
                                                                 -----------   ----------
      Aggressive Growth........................................  $10,945,173      2009
                                                                 $11,625,059      2010
      Mid Cap Growth...........................................  $ 2,155,238      2008
                                                                 $61,028,476      2009
                                                                 $29,500,719      2010
      Aggressive Micro Cap.....................................  $   987,196      2008
                                                                 $ 9,184,053      2009

     These capital loss carryforwards may be used to offset future gains, if any, prior to distributing such gains to shareholders.

     Reclassification of capital accounts -- As of December 31, 2003, the Funds made reclassifications of net investment loss and realized gains (losses) on the Statements of Net Assets as follows:

                                                  UNDISTRIBUTED
                                                       NET        REALIZED
                                                   INVESTMENT       GAINS       PAID-IN
                                                     INCOME       (LOSSES)      CAPITAL
                                                  -------------   ---------   -----------
      Aggressive Growth.........................   $  343,271     $(641,566)  $   298,295
      Mid Cap Growth............................   $1,493,836     $       5   $(1,493,841)
      Aggressive Micro Cap......................   $  125,917     $      --   $  (125,917)

     The above reclassifications have no effect on the Funds' net assets or net asset value per share.

6. Borrowing Agreement

     The Funds have a short-term borrowing agreement with Custodial Trust Company which may be drawn upon for temporary purposes. At June 30, 2004, no fund had outstanding borrowings.

7. Commitments and Contingencies

     In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

8. Proxy Voting Guidelines

     Navellier is responsible for exercising the voting rights associated with the securities purchased and held by the Funds. A description of the policies and procedures that Navellier uses in fulfilling this responsibility is available without charge upon request by calling toll free 1-800-887-8671. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

                              (BACKGROUND GRAPHIC)


                TRANSFER AGENT                      CUSTODIAN      NAVELLIER OFFICES

Integrated Fund Services, Inc.     FBR National Trust Company      c/o Navellier Securities Corp.
                 P.O. Box 5354           4922 Fairmont Avenue      One East Liberty, Third Floor
   Cincinnati, Ohio 45201-5354             Bethesda, MD 20814      Reno, Nevada 89501

           800-622-1386 E.S.T.                                     800-887-8671 P.S.T.

Item 2. Codes of Ethics

       (a),(b) Registrant, The Navellier Performance Funds, has a Code of Ethics. Navellier Management, Inc., the Registrant's Investment Advisor, also has a Code of Ethics. Both of those Codes of Ethics apply to The Navellier Performance Funds' principal executive officer and principal financial officer, Louis G. Navellier, and to The Navellier Performance Funds' principal accounting officer and comptroller, Arjen Kuyper, or to persons performing similar functions for The Navellier Performance Funds.

       (c), (d) There have been no amendments to those Codes of Ethics during the last fiscal year or waivers from the application of those Codes of Ethics to anyone during the last fiscal year.

       (e)  N/A.  See subparagraphs (c) and (d) above.

       (f) (3) The Navellier Performance Funds undertakes and agrees to provide to any person, without charge, upon request, a copy of such Codes of Ethics upon receiving a written or electronic request which provides a name and address or location to which the person requests that copies of the codes of ethics be sent.

Item 3. Audit Committee Financial Expert

       (a)(1)(i) The Navellier Performance Funds has at least one audit committee financial expert serving on its audit committee.

       (a)(2) That person is Arnold Langsen and he is an independent audit committee financial expert. The audit committee also has an interested audit committee financial expert who is Louis Navellier.

Item 4. Principal Accountant Fees and Services

       (a) Audit Fees. The aggregate fees billed to The Navellier Performance Funds for each of the last two fiscal years for the audit of The Navellier Performance Funds annual financial statements and services normally provided by an accountant in connection with statutory and regulatory filings were as follows: The aggregate fees for fiscal 2002 were $28,000. The aggregate fees for audit services for fiscal 2003 were $28,000.

       (b) Audit Related Fees. There were no fees billed for each of the last two fiscal years for assurance and related services by the principal accountant related to audits not reported under subparagraph (a) above for 2002 or for 2003.

       (c) Tax Fees. There were no fees billed by The Navellier Performance Funds' principal accountant for tax compliance, tax advice or tax planning for 2002 or 2003.

       (d) All Other Fees. There were no other fees billed by The Navellier Performance Funds' principal accountant for other services for 2002 or 2003.

       (e)(1) The audit committee's pre-approval policies and procedures were as follows: The audit committee (consisting of the entire Board of Trustees) approves the hiring of the accountant or accounting firm to perform the registrant's audit and or non audit services pursuant to procedures and policies pre-approved by the audit committee which call for the accounting firm to perform the audit or non audit services in conformance with federal securities laws and regulations.

       If there are any non audit services which the accountant or accounting firm perform for the registrant's investment advisor or its related entities, the audit committee also pre-approves those services if the engagement relates directly to the operations and financial reporting of the registrant.

       (e)(2)  N/A

Item 5. Audit Committee of Listed Registrants

       The Audit Committee is not a separately designated standing committee. It consists of all members of the Board of Trustees, i.e., Louis G. Navellier, Barry Sander, Joel E. Rossman, Arnold Langsen and Jacques Delacroix.

Item 6. Reserved

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

        N/A

Item 8. Reserved

Item 9. Controls and Procedures

       (a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date


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
within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

       (b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal year-end that have materially affected, or are reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 10. Exhibits

       (a)(1) N/A The Codes of Ethics are available on request.

       (a)(2) A separate Certification by Louis Navellier is attached hereto as
Exhibit 1. A separate Certification by Arjen Kuyper is attached hereto as
Exhibit 2.

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
                                   SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 9, 2004            By  /s/ Louis G. Navellier
                                       ----------------------------------------
                                       Louis G. Navellier
                                       Principal Executive Officer



       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 9, 2004            By  /s/ Louis G. Navellier
                                       ----------------------------------------
                                       Louis G. Navellier
                                       Principal Executive Officer


                                    THE NAVELLIER PERFORMANCE FUNDS



Date:  September 9, 2004            By  /s/ Louis G. Navellier
                                       ----------------------------------------
                                       Louis G. Navellier
                                       Principal Financial Officer


                                        4